Adoption of new accounting standards	12 Months Ended
Dec. 31, 2023
Disclosure of Significant Accounting Policies [Abstract]
Adoption of new accounting standards
5. Adoption of new accounting standards
(a) Current adoption of new accounting standards
The following amendments to existing standards have been adopted by the Company commencing January 1, 2023:
Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies
In February 2021, the IASB published a narrow scope amendment to IAS 1 'Presentation of Financial Statements' and IFRS Practice Statement 2. The amendments replace all instances of the term 'significant accounting policies' with 'material accounting policy information', requiring companies to disclose their material accounting policies rather than their significant accounting policies. The amendments define what is 'material accounting information' (being information that, when considered together with other information included in an entity's financial statements, can reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements) and explain how to identify when accounting policy information is material. The amendments apply for annual reporting periods beginning on or after January 1, 2023, and applied prospectively. The Company adopted these amendments, which did not result in any changes to the Company's accounting policies themselves, however they impacted the accounting policy information disclosed in the Company's consolidated financial statements. The Company's material accounting policies are disclosed in Note 3.
Amendments to IAS 12: Deferred Tax related to Assets and Liabilities arising from a single transaction
In May 2021, the IASB published a narrow scope amendment to IAS 12 Income Taxes. In September 2021, IAS 12 was revised to reflect this amendment. The amendment narrowed the scope of the recognition exemption so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences such as deferred taxes on leases and decommissioning obligations. As a result, companies need to recognize a deferred tax asset and a deferred tax liability for these temporary differences arising on initial recognition. The amendment applies for annual reporting periods beginning on or after January 1, 2023, and applied retrospectively. The Company previously accounted for deferred tax assets and deferred tax liabilities on leases and asset retirement obligations resulting in the same outcome as under the amendments. Therefore, there was no material impact on the consolidated financial statements from the adoption of this amendment.
Amendments to IAS 12: International Tax Reform - Pillar Two Model Rules
In May 2023, the IASB issued 'International Tax Reform - Pillar Two Model Rules' which amends the scope of IAS 12 to clarify that the standard applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by The Organization for Economic Cooperation and Development (OECD), including tax law that implements qualified domestic minimum top up taxes described in those rules. The Company has adopted the amendment to IAS 12 in the current year. There was no material impact on the consolidated financial statements from the adoption of this amendment. Refer to Note 19 for further information.
5. Adoption of new accounting standards (continued)
(b) New standards issued and not yet effective
Below are new standards, amendments to existing standards and interpretations that have been issued and are not yet effective. The Company plans to apply the new standards or interpretations in the annual period for which they are effective.
Classification of liabilities as current or non-current
In January 2020, the IASB published narrow scope amendments to IAS 1 Presentation of Financial Statements. The narrow scope amendment clarifies that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date. The amendments are effective for annual periods beginning on or after January 1, 2024, and applied retrospectively. The Company is currently evaluating the impact of the amendments on its consolidated financial statements.
Non-current liabilities with covenants
In October 2022, the IASB published a narrow scope amendment to IAS 1 Presentation of Financial Statements. After reconsidering certain aspects of the 2020 amendments, noted above in 'Classification of liabilities as current or non-current', the IASB reconfirmed that only covenants with which a company must comply on or before the reporting date affect the classification of a liability as current or non-current. Covenants with which the Company must comply after the reporting date do not affect a liability’s classification at that date. The amendment is effective for annual periods beginning on or after January 1, 2024, and applied retrospectively. The Company has considered the amendment and concluded that there is no material impact on the consolidated financial statements from the adoption of this amendment.